BETTER 10Q - GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET - Narrative (Details) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill impairment			$ 0	$ 0	$ 0	$ 0
Capitalized software			7,300,000	19,800,000	27,600,000	61,900,000
Capitalized stock-based compensation costs			1,371,000	2,190,000	4,051,000	8,972,000
Amortization of internal use software and other intangible assets			18,763,000	17,091,000	35,368,000	19,573,000
Impairment of intangibles			$ 0	$ 0	$ 2,000,000	$ 0
Goodholm Finance Ltd
Business Acquisition [Line Items]
Cash paid for business acquisition		$ 2,900,000
Birmingham Bank Ltd
Business Acquisition [Line Items]
Cash paid for business acquisition	$ 15,900,000
Voting interest acquired (as a percent)	100.00%
Total consideration transferred	$ 19,300,000
Deferred consideration	$ 3,400,000